Subsequent Events (Additional Information) (Detail)	Dec. 31, 2014	Dec. 31, 2013	Feb. 19, 2015
Subsequent Event [Line Items]
Common Stock, Shares Authorized	100,000,000	100,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized			150,000,000